NATIXIS FUNDS TRUST II

December 22, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II

(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

On behalf of Natixis Funds Trust II, transmitted for filing, pursuant to Rule 497(e) under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Loomis Sayles Absolute Strategies Fund and Loomis Sayles Multi-Asset Real Return Fund (the “Funds”). These exhibits contain the amended risk/return summary information in the prospectus for the Funds dated May 1, 2011, supplemented as of November 18, 2011, as filed under Rule 497(e) on November 18, 2011.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary

Natixis Funds Trust II

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase